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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2002
                                               -----------------------

Check Here if Amendment /X/; Amendment Number:     1
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Relational Investors LLC
                 -------------------------------
   Address:      11975 El Camino Real, Suite 300
                 -------------------------------
                 San Diego, CA 92130
                 -------------------------------

                 -------------------------------

Form 13F File Number: 028-06854
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jay N. Sitlani
         -------------------------------
Title:   Director of Operations
         -------------------------------
Phone:   858-704-3336
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ J. Sitlani                      San Diego, CA         11/13/02
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               0
                                        --------------------

Form 13F Information Table Entry Total:          2
                                        --------------------

Form 13F Information Table Value Total:      $ 101,604
                                        --------------------


This filing lists securities holdings reported on the form 13F filed for the quarter ending June 30, 2002 pursuant to a request for confidential treatment and for which confidential treatment is no longer warranted.

List of Other Included Managers:
NONE

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                      FORM 13F INFORMATION TABLE

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

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ----------   ------   ------ ----

Tyco International Ltd.   COM              902124106 $ 56,067 4,150,000 SH           SOLE                    4,150,000
IMS Health Inc.           COM              449934108 $ 45,537 2,536,900 SH           SOLE                    2,536,900



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